Subsequent Events (Details) - MXN ($)	Mar. 23, 2024	Mar. 22, 2024	Mar. 19, 2024	Mar. 15, 2024
Major ordinary share transactions [member]
Disclosure of non-adjusting events after reporting period [line items]
ARS amount				$ 400,000,000
Initial delivery percentage of shares			20.00%
Dividend Transactions
Disclosure of non-adjusting events after reporting period [line items]
Authorized amount of shares to be purchased	$ 34,000,000
“B” Units | Dividend Transactions
Disclosure of non-adjusting events after reporting period [line items]
Dividend approved to be paid	0.6418	$ 0.9161
“BD” Units | Dividend Transactions
Disclosure of non-adjusting events after reporting period [line items]
Dividend approved to be paid	0.7701	1.0993
ADR | Dividend Transactions
Disclosure of non-adjusting events after reporting period [line items]
Dividend approved to be paid	$ 7.7010	$ 10.9931